Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2015
Deferred revenue [Abstract]
Schedule of Deferred Revenue

	As of December 31,
	2014	2015
	RMB'000	RMB'000

Online games	41,411	71,524